Acquisition (Details Narrative) (10-K) - USD ($)		12 Months Ended
	Oct. 04, 2017	Dec. 31, 2018	Jun. 30, 2020	Dec. 31, 2019	Dec. 23, 2019	Mar. 19, 2018
Number of shares issued in exchange for license agreement		298,615
Common stock shares issued	5,039,033	5,525,009	5,514,447	5,486,476		5,039,033
Common stock shares outstanding	5,039,033	5,525,009	5,514,447	5,486,476	38,404,530	5,039,033
Promet Therapeutics LLC [Member]
Business acquisition exchange percentage	90.00%
Number of shares issued in exchange for net assets	4,535,121
Business acquisition acquired value	$ 1,017,342
Equity ownership percentage	84.00%
Percentage of common stock holdings held for others	6.00%
Voting interest	90.00%
Promet Therapeutics LLC [Member] | General and Administrative [Member]
Acquisition related transaction costs	$ 58,763